Net Loss Per Share (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Loss Per Share (Textual)
Dilutive securities	$ 0	$ 0
Warrant [Member]
Net Loss Per Share (Textual)
Securities excluded from the calculation of diluted net loss per share as they were anti-dilutive	36,705,000	24,826,000
Stock Options [Member]
Net Loss Per Share (Textual)
Securities excluded from the calculation of diluted net loss per share as they were anti-dilutive	36,705,000	24,826,000